CHURCHILL TAX-FREE FUND OF KENTUCKY

SUMMARY PROSPECTUS

April 25, 2012

Tickers:	Class A – CHTFX	Class C – CHKCX
	Class I – CHKIX	Class Y – CHKYX

This summary prospectus is designed to provide investors with key Fund information in a clear and concise format.  Before you invest, you may want to review the Fund’s complete Prospectus, which contains more information about the Fund and its risks. You can find the Fund's Prospectus and other information about the Fund online at www.aquilafunds.com/literature.html. You can also get this information at no cost by calling 800-437-1020 (toll-free) or by sending an e-mail request to info@aquilafunds.com. If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Prospectus and other information will also be available from your financial intermediary. The Fund's Prospectus and Statement of Additional Information, both dated April 25, 2012, and the independent registered public accounting firm’s report and financial statements in the Fund’s annual report to shareholders dated December 31, 2011 are incorporated by reference into this summary prospectus and may be obtained, free of charge, at the website, phone number or e-mail address noted above.

Investment Objective

The Fund’s objective is to provide you as high a level of current income exempt from Kentucky state and regular Federal income taxes as is consistent with preservation of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in the Fund or in other funds in the Aquila Group of Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "Alternative Purchase Plans” on page 21 of the Fund's Prospectus, "What are the sales charges for purchases of Class A Shares” on page 22 of the Prospectus, "Reduced Sales Charges for Certain Purchases of Class A Shares” on page 24 of the Prospectus, and “Purchase, Redemption, and Pricing of Shares” on page 36 of the Statement of Additional Information (the “SAI”).

Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class C Shares	Class I Shares	Class Y Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.00%	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of redemption value or purchase price)	None(1)	1.00%	None	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of your investment)

Management Fee	0.40%	0.40%	0.40%	0.40%

Distribution (12b-1) Fee	0.15%	0.75%	0.15%	None

Other Expenses	0.22%	0.47%	0.42%	0.22%

Total Annual Fund Operating Expenses	0.77%	1.62%	0.97%	0.62%

(1)	Purchases of $1 million or more have no sales charge but a contingent deferred sales charge of up to 1% for redemptions within two years of purchase.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Six years after the date of purchase, Class C Shares automatically convert to Class A Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$475	$636	$811	$1,316
Class C Shares	$265	$511	$881	$1,485
Class I Shares	$99	$309	$536	$1,190
Class Y Shares	$63	$199	$346	$774

You would pay the following expenses if you did not redeem your Class C Shares:

Class C Shares	$165	$511	$881	$1,485

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 12% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in municipal obligations that pay interest exempt in the opinion of bond counsel from regular Federal income tax and Kentucky income tax. In general, all or almost all of these obligations are issued by the Commonwealth of Kentucky, its counties and various other local authorities. We call these “Kentucky Obligations.” These securities may include participation or other interests in municipal securities and variable rate demand notes.  A significant portion of the Kentucky Obligations in which the Fund invests are revenue bonds, which are backed only by revenues from certain facilities or other sources and not by the issuer itself.

Under normal circumstances, at least 80% of the Fund’s net assets will consist of Kentucky Obligations the income paid upon which will not be subject to the Federal alternative minimum tax on individuals.  These obligations can be of any maturity, but the Fund’s average portfolio maturity has traditionally been between 11 and 15 years.

At the time of purchase, the Fund’s Kentucky Obligations must be of investment grade quality. This means that they must either

*	be rated within the four highest credit ratings assigned by nationally recognized statistical rating organizations or,

*	if unrated, be determined to be of comparable quality by the Fund’s Manager, Aquila Investment Management LLC.

The Manager selects obligations for the Fund’s portfolio to best achieve the Fund’s objective by considering various characteristics including quality, maturity and coupon rate.

Principal Risks

Market and Interest Rate Risk. The market prices of the Fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment may go down. The value of your investment may also go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term securities.

Credit Risk. If an issuer or obligor of a security held by the Fund or a counterparty to a financial contract with the Fund defaults or is downgraded, or if the value of the assets underlying a security declines, the value of your investment will typically decline.

Rating Agency Risk. Investment grade debt securities may be downgraded by a major rating agency to below investment grade status, which would increase the risk of holding these securities. In addition, a rating may become stale in that it fails to reflect changes to an issuer’s financial condition. Ratings represent the rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies may fail to make timely credit ratings in response to subsequent events. In addition, ratings agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

Risks Associated with Investments in Kentucky and Other Municipal Obligations. The Fund may be affected significantly by adverse economic, political or other events affecting Kentucky and other municipal issuers.

Tax Risk. The income on the Fund’s Kentucky Obligations and other municipal obligations could become subject to Federal and/or state income taxes due to noncompliant conduct by issuers, unfavorable legislation or litigation or adverse interpretations by regulatory authorities.

Liquidity Risk. Some securities held by the Fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the Fund is forced to sell an illiquid security to meet redemption requests or other cash needs, the Fund may be forced to sell the security at a loss.

Prepayment or Call Risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right, and the Fund could be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The Fund may also lose any premium it paid on the security.

Portfolio Selection Risk. The value of your investment may decrease if the Manager’s judgment about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, or about interest rates, is incorrect.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”). Thus, compared with “diversified” funds, it may invest a greater percentage of its assets in obligations of a small number of issuers. In general, the more the Fund invests in the securities of specific issuers or issues of a similar project type, the more the Fund is exposed to risks associated with investments in those issuers or types of projects.  Also, the Fund may be more volatile than a more geographically diverse fund.

Loss of money is a risk of investing in the Fund.

These risks are discussed in more detail later in the Prospectus or in the SAI.

Fund Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the designated periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.aquilafunds.com or by calling 800-437-1020 (toll-free).

ANNUAL TOTAL RETURNS - As of December 31
Class Y Shares - 2002 – 2011

                                                    16.21
16%                                                 XXXX
                                                    XXXX
14%                                                 XXXX
                                                    XXXX
12%                                                 XXXX
                                                    XXXX
10%                                                 XXXX          9.81
        8.30                                        XXXX          XXXX
8%      XXXX                                        XXXX          XXXX
        XXXX                                        XXXX          XXXX
6%      XXXX                                        XXXX          XXXX
        XXXX  4.65  4.65                            XXXX          XXXX
4%      XXXX  XXXX  XXXX        4.08                XXXX          XXXX
        XXXX  XXXX  XXXX  2.55  XXXX  2.63          XXXX          XXXX
2%      XXXX  XXXX  XXXX  XXXX  XXXX  XXXX          XXXX          XXXX
        XXXX  XXXX  XXXX  XXXX  XXXX  XXXX          XXXX   1.44   XXXX
0%      XXXX  XXXX  XXXX  XXXX  XXXX  XXXX   XXXX   XXXX   XXXX   XXXX
                                             XXXX
                                             XXXX
-2                                           XXXX
-3                                           XXXX
-4                                           XXXX
-5%                                         -4.88

        2002  2003  2004  2005  2006  2007   2008   2009   2010   2011

Calendar Years

During the period shown in the bar chart, the highest return for a quarter was 7.37% (quarter ended March 31, 2009) and the lowest return for a quarter was -5.16% (quarter ended September 30, 2008).

	Average Annual Total Returns for the Periods Ended December 31, 2011
	1 Year	5 Years	10 Years
Class Returns Before Taxes:
Class A	5.23%	3.78%	4.24%
Class C	7.70%	3.75%	3.77%
Class I	9.48%	4.48%	4.50%
Class Y	9.81%	4.79%	4.81%
Class Y Returns After Taxes:
On Distributions	9.81%	4.76%	4.78%
On Distributions and Redemption	7.79%	4.67%	4.71%
Barclays Capital Quality Intermediate Municipal Bond Index (This index is unmanaged and does not reflect deductions for fund operating expenses or sales charges.)	8.55%	5.68%	5.06%

These returns are calculated using the highest individual Federal marginal income and capital gains tax rates in effect at the time of each distribution and redemption, but do not reflect state and local taxes.  Actual after-tax returns will depend on your specific situation and may differ from those shown.  The total returns reflect reinvestment of dividends and distributions.  After-tax returns are shown only for Class Y Shares.  After-tax returns for other classes of shares will vary.

Management

Investment Adviser - Aquila Investment Management LLC (the “Manager”)

Portfolio Managers - Mr. Royden Durham has served as the Fund’s co-portfolio manager since 2011.  Mr. Todd Curtis has been the Fund’s co-portfolio manager since 2009.  Mr. James Thompson has served as back-up portfolio manager since 2009.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund on any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange Class A Shares or Class C Shares either through a financial advisor or directly from the Fund and Class I Shares and Class Y Shares through a financial intermediary. The minimum initial purchase into the Fund is $1,000, and $50 if an automatic investment program is established. There is no minimum for subsequent investments.

Tax Information

The Fund intends to distribute income that is exempt from regular Federal income tax and Kentucky income tax. Portions of the Fund's distributions may be subject to such taxes and/or to the Federal alternative minimum tax.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and its Distributor or Manager may pay the intermediary for the sale of Fund shares and related shareholder servicing activities. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

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